SHARE-BASED COMPENSATION (Details 6) - Share Based Compensation [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019
Issued And Outstanding, beginning balance	1,283,567
Issued And Outstanding, Granted		1,283,567
Issued And Outstanding, Settled	(1,283,567)
Issued And Outstanding, Ending Balance	0	1,283,567
Weighted Average Fair Value, Begining Balance	$ 0.38	$ 0	$ 0
Weighted Average fair Value, Settled	(0.38)
Weighted Average fair Value, Granted		0.38
Weighted Average Fair Value, Ending Balance	$ 0.00	$ 0.38	$ 0